Concentration of risks (Details)		12 Months Ended
	Jun. 12, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue
Concentration Risk [Line Items]
Concentration risk percentage		10.00%	10.00%	10.00%
Revenue | Major Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage		20.00%	14.00%	66.70%
Revenue | Major Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage			23.00%	18.30%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.00%	10.00%
Accounts Receivable [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage		52.00%	10.00%
Accounts Receivable [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage			10.00%
Accounts Receivable [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage			51.00%
Stockholders' Equity, Total [Member]
Concentration Risk [Line Items]
Concentration risk percentage	17.00%	4.60%